Earnings per Share (Details) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Jan. 10, 2017	Jan. 10, 2017	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares
Net income (loss) allocated to common stockholders
Income (loss) from continuing operations			$ (56,448)	$ (36,252)	$ (534,757)	$ (120,061)	$ 293,702
(Income) loss from continuing operations attributable to noncontrolling interests			(26,967)	(8,906)	(2,059)	(107,530)	(175,408)
Loss from continuing operations attributable to Colony Capital, Inc.			(83,415)	(45,158)	(536,816)	(227,591)	118,294
Income (loss) from discontinued operations attributable to Colony Capital, Inc.			8,439	3,831	17,209	29,700	(2,976)
Net income (loss) attributable to Colony Capital, Inc.			(74,976)	(41,327)	(519,607)	(197,891)	115,318
Preferred stock redemption					3,995	(4,530)	0
Preferred dividends			(27,137)	(31,387)	(117,097)	(130,672)	(48,159)
Net income (loss) attributable to common stockholders			(102,113)	(72,714)	(632,709)	(333,093)	67,159
Net income allocated to participating securities			(720)	(629)	(2,504)	(9,168)	(2,293)
Net income (loss) allocated to common stockholders—basic			(102,833)	(73,343)	(635,213)	(342,261)	64,866
Interest expense attributable to convertible senior notes			0	0	0	0	0
Net income (loss) allocated to common stockholders—diluted			$ (102,833)	$ (73,343)	$ (635,213)	$ (342,261)	$ 64,866
Weighted average common shares outstanding
Basic weighted average number of common shares outstanding (in shares) | shares			478,874,000	530,680,000	496,993,000	532,600,000	164,570,000
Weighted average effect of dilutive shares (in shares) | shares			0	0	0	0	0
Diluted weighted average number of common shares outstanding (in shares) | shares			478,874,000	530,680,000	496,993,000	532,600,000	164,570,000
Basic earnings (loss) per share
Net income from continuing operations (in dollars per share) | $ / shares			$ (0.23)	$ (0.15)	$ (1.31)	$ (0.70)	$ 0.40
Income from discontinued operations (in dollars per share) | $ / shares			0.02	0.01	0.03	0.06	(0.01)
Basic (in dollars per share) | $ / shares			(0.21)	(0.14)	(1.28)	(0.64)	0.39
Diluted earnings (loss) per share
Net income from continuing operations (in dollars per share) | $ / shares			(0.23)	(0.15)	(1.31)	(0.70)	0.40
Income from discontinued operations (in dollars per share) | $ / shares			0.02	0.01	0.03	0.06	(0.01)
Diluted (in dollars per share) | $ / shares			$ (0.21)	$ (0.14)	$ (1.28)	$ (0.64)	$ 0.39
OP Units to common stock, conversion ratio			1		1
Colony NorthStar | Class A Common Stock
Diluted earnings (loss) per share
Exchange ratio	1.4663	1.4663			1.4663
Convertible Debt Securities
Diluted earnings (loss) per share
Interest expense on convertible note excluded from diluted EPS			$ 7,200	$ 7,100	$ 28,600	$ 28,900	$ 27,300
Weighted average dilutive common share | shares			38,112,100	38,112,100	38,112,100	38,564,400	36,582,700
Restricted Stock
Diluted earnings (loss) per share
Weighted average dilutive common share | shares			137,900	662,900	571,500	534,100	0
Performance Shares
Diluted earnings (loss) per share
Weighted average dilutive common share | shares			3,814,300	0	532,900
Operating Partnership Unit
Diluted earnings (loss) per share
Weighted average dilutive common share | shares			31,355,700	32,280,500	31,358,500	32,282,500	30,296,100
OP Units to common stock, conversion ratio			1		1